STOCK OPTIONS (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 21, 2012	Dec. 31, 2013	Dec. 31, 2012
STOCK OPTIONS [Abstract]
Granted	1,000,000	0	4,000,000
Exercised		0	(4,000,000)